Transactions with related parties and affiliated entities - Additional information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Direct loans to employees, directors and officers	S/ 209,671,000	S/ 211,715,000
Participations in mutual funds classified as investment at fair value through profit or loss	1,714,641	S/ 2,448,793
Mutual Fund Investment [Member]
Disclosure of transactions between related parties [line items]
Participations in mutual funds classified as investment at fair value through profit or loss	S/ 7,358,000